Event After the Statement of Financial Position Date	6 Months Ended
Sep. 30, 2018
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Event After the Statement of Financial Position Date
19	EVENT AFTER THE STATEMENT OF FINANCIAL POSITION DATE

Changes in principal subsidiaries, associates and joint ventures

On November 28, 2018, based on the final agreement concerning the reorganization of the SMBC Group’s joint leasing partnership announced in March 2018, the SMBC Group transferred a portion of its shares of Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”), a company jointly owned by the SMBC Group and Sumitomo Corporation (“Sumitomo Corp”), to SMFL. Upon the share transfer, the SMBC Group’s equity interest in SMFL decreased from 60% to 50% while Sumitomo Corp’s equity interest increased from 40% to 50%. As a result, SMFL ceased to be the SMBC Group’s consolidated subsidiary and became the SMBC Group’s joint venture, and SMFL’s consolidated subsidiaries SMBC Aviation Capital Limited and SMFL Capital Company, Limited became the SMBC Group’s equity-method investees.

The number and price of shares transferred to SMFL were 18,500,749 shares and ¥171.4 billion, respectively. The impact on the SMBC Group’s consolidated financial statements is not determined since the above price of shares may be adjusted based on factors such as changes in SMFL’s financial data.

The SMBC Group had classified the assets and liabilities of SMFL as held for sale since the fiscal year ended March 31, 2018.